Shareholders' equity - Narrative (Details) - ₩ / shares	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares authorized (in shares)	200,000,000		200,000,000
Number of shares issued (in shares)	2,477,672		2,477,672
Number of shares outstanding (in shares)	2,477,672	2,477,672	2,477,672	2,477,672
Par value per share (in KRW per share)	₩ 10,000		₩ 10,000